LOANS - Reconciliation of Loans Acquired to Purchased (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Loans Originated/acquired per Business Section:	$ 1,157,814,000	$ 1,152,021,000	$ 1,000,600,000
Non-Cash Reconciling items:
Other Consumer (Live Check and Premier) Renewed Loans Payoff	313,843,000	332,292,000	280,199,000
Other non-cash activity: unearned finance charges, origination fees, discounts, premiums, and deferred fees	241,179,000	231,093,000	203,423,000
Loans originated or purchased per Consolidated Statements of Cash Flows:	$ 602,792,430	$ 588,636,277	$ 516,978,375